Federated Hermes Michigan Intermediate Municipal Fund
Portfolio of Investments
May 31, 2022 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—95.6%
	Michigan—95.6%
$1,255,000	Ann Arbor, MI, LT GO Capital Improvement Bonds (Series 2019A), 4.000%, 5/1/2033	$1,335,374
1,000,000	Berkley, MI School District, School Building & Site UT GO Bonds (Series 2015), (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 5/1/2030	1,077,671
500,000	Birmingham, MI Public Schools, 2020 UT GO School Building and Site and Refunding Bonds, 4.000%, 5/1/2023	510,387
410,000	Birmingham, MI Public Schools, School Building & Site UT GO Bonds (Series 2015), 5.000%, 5/1/2027	443,172
1,690,000	Bishop, MI International Airport Authority, Refunding LT GO (Series 2010A), (Assured Guaranty Municipal Corp. INS), 4.500%, 12/1/2023	1,693,953
500,000	Brighton, MI Area School District, UT GO 2020 School Building and Site and Refunding Bonds, (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 5/1/2025	541,044
1,425,000	Calhoun County, MI Transportation Fund, Revenue Bonds, 4.000%, 11/1/2030	1,473,970
830,000	Dearborn Heights, MI, LT GO Capital Improvement Bonds (Series 2021), (Build America Mutual Assurance INS), 3.000%, 5/1/2026	847,985
2,000,000	Dearborn, MI School District, UT GO School Building & Site Bonds (Series 2014A), (United States Treasury PRF 11/1/2023@100), 5.000%, 5/1/2025	2,090,482
500,000	Detroit, MI Downtown Development Authority, Tax Increment Revenue Refunding Bonds (Catalyst Development Series 2018A), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2035	525,417
375,000	Downriver Utility Wastewater Authority, Sewer System Revenue Bonds (Series 2018), (Assured Guaranty Municipal Corp. INS), 5.000%, 4/1/2031	426,095
720,000	Ferndale, MI Public Schools, UT GO Refunding Bonds (Series 2021A), (Michigan School Bond Qualification and Loan Program GTD), 4.000%, 5/1/2024	746,749
1,000,000	Genesee, MI Water Supply System, Revenue Refunding Bonds (Series 2014), (Build America Mutual Assurance INS), 5.000%, 11/1/2025	1,055,637
200,000	Gerald R. Ford International Airport, Limited Tax Revenue Bonds (Series 2021), (Kent County, MI GTD), 5.000%, 1/1/2026	216,922
250,000	Gerald R. Ford International Airport, Limited Tax Revenue Bonds (Series 2021), (Kent County, MI GTD), 5.000%, 1/1/2027	276,032
125,000	Gerald R. Ford International Airport, Limited Tax Revenue Bonds (Series 2021), (Kent County, MI GTD), 5.000%, 1/1/2028	140,017
495,000	Grand Blanc, MI Community Schools, UT GO 2022 School Building and Site Bonds, (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 11/1/2024	530,000
620,000	Grand Rapids, MI Public Schools, School Building & Site & Refunding UT GO Bonds (Series 2016), (Assured Guaranty Municipal Corp. INS), 5.000%, 5/1/2027	683,954
670,000	Grand Rapids, MI Public Schools, UT GO Refunding Bonds (Series 2017), (Assured Guaranty Municipal Corp. INS), 5.000%, 5/1/2027	752,046
1,000,000	Grand Rapids, MI Sanitary Sewer System, Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2034	1,084,967
555,000	Grand Traverse County, MI Hospital Finance Authority (Munson Healthcare), Revenue Refunding Bonds (Series 2021), 5.000%, 7/1/2025	595,279
2,000,000	Great Lakes, MI Water Authority (Great Lakes, MI Water Authority Sewage Disposal System), Senior Lien Revenue Refunding Bonds (Series 2018B), 5.000%, 7/1/2029	2,298,969
300,000	Grosse Pointe, MI Public School System, UT GO 2021 School Building and Site Bonds, 5.000%, 5/1/2024	317,389
500,000	Kalamazoo, MI, LT GO Refunding Bonds, (Assured Guaranty Municipal Corp. INS), 4.000%, 10/1/2024	520,843
500,000	Kent County, MI, Michigan Transportation Fund LT GO Bonds (Series 2021), 5.000%, 9/1/2025	546,345
500,000	Kent County, MI, Michigan Transportation Fund LT GO Bonds (Series 2021), 5.000%, 9/1/2026	559,183
500,000	Lansing, MI Board of Water & Light, Utility System Revenue Bonds (Series 2021B) TOBs, 2.000%, Mandatory Tender 7/1/2026	479,737
525,000	Lansing, MI Community College, College Building and Site Refunding Bonds (Series 2017), 5.000%, 5/1/2030	591,493
625,000	Lansing, MI, LT GO Refunding Bonds (Series 2020), (Assured Guaranty Municipal Corp. INS), 5.000%, 5/1/2025	672,811
500,000	Livonia, MI Public School District, UT GO School Building and Site Bonds (Series 2021-I), (Build America Mutual Assurance INS), 5.000%, 5/1/2023	515,178
500,000	Ludington, MI Area School District, LT GO 2022 School Building and Site Bonds (Series II), (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 11/1/2026	554,922
360,000	Marquette, MI, Limited Tax General Obligation and Refunding Bonds (Series 2021), (Build America Mutual Assurance INS), 4.000%, 5/1/2024	373,650
500,000	Michigan State Building Authority, Facilities Program Revenue & Refunding Bonds (Series 2013 1-A), 5.000%, 10/15/2022	506,921

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$1,000,000	Michigan State Building Authority, Facilities Program Revenue Bonds (Series 2021-I), 4.000%, 10/15/2024	$1,043,203
1,000,000	Michigan State Building Authority, Revenue Refunding Bonds (Series 2015I), 5.000%, 4/15/2027	1,085,548
500,000	Michigan State Building Authority, Revenue Refunding Bonds (Series 2020-I), 5.000%, 10/15/2027	569,860
1,000,000	Michigan State Comprehensive Transportation Fund, Refunding Revenue Bonds (Series 2015), 5.000%, 11/15/2026	1,073,203
1,000,000	Michigan State Department of Transportation, Grant Anticipation Refunding Bonds (Series 2016), 5.000%, 3/15/2025	1,078,980
750,000	Michigan State Finance Authority Revenue (Beaumont Health Spectrum Health System), Hospital Revenue Refunding Bonds (Series 2022A), 5.000%, 4/15/2030	861,108
500,000	Michigan State Finance Authority Revenue (Charter County of Wayne Criminal Justice Center Project), Senior Lien State Aid Revenue Bonds (Series 2018), 5.000%, 11/1/2033	571,615
1,000,000	Michigan State Finance Authority Revenue (Clean Water Revolving Fund), Drinking Water Revolving Fund Revenue Bonds (Series 2021B), 5.000%, 10/1/2026	1,114,204
250,000	Michigan State Finance Authority Revenue (Clean Water Revolving Fund), Drinking Water Revolving Fund Revenue Bonds (Series 2021B), 5.000%, 10/1/2027	283,676
1,000,000	Michigan State Finance Authority Revenue (Clean Water Revolving Fund), Revenue Refunding Bonds (Series 2018B), 5.000%, 10/1/2032	1,147,429
2,000,000	Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-2), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2025	2,115,458
250,000	Michigan State Finance Authority Revenue (MidMichigan Obligated Group), Hospital Revenue Refunding Bonds (Series 2014), (United States Treasury PRF 6/1/2024@100), 5.000%, 6/1/2026	264,674
1,500,000	Michigan State Finance Authority Revenue (Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.000%, 7/1/2022	1,503,736
2,000,000	Michigan State Hospital Finance Authority (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 1999B-3), 4.000%, 11/15/2032	2,063,769
500,000	Michigan State Hospital Finance Authority (Henry Ford Health System, MI), Hospital Revenue Refunding Bonds (Series 2016), 5.000%, 11/15/2028	541,463
1,000,000	Michigan State Hospital Finance Authority (Trinity Healthcare Credit Group), Hospital Revenue & Refunding Bonds (Series 2015MI), 5.500%, 12/1/2026	1,090,664
250,000	Michigan State Hospital Finance Authority (Trinity Healthcare Credit Group), Revenue Refunding Bonds (Series 2017C), 5.000%, 12/1/2031	272,236
1,000,000	Michigan State Trunk Line, State Trunk Line Fund Revenue Bonds (Series 2021A), 5.000%, 11/15/2025	1,096,562
1,250,000	Michigan State University Board of Trustees, General Revenue Bonds (Series 2019B), 5.000%, 2/15/2034	1,390,084
1,000,000	Michigan Strategic Fund (Consumers Energy), Variable Rate Limited Obligation Revenue Bonds (Series 2019) TOBs, 1.800%, Mandatory Tender 10/1/2024	973,645
500,000	Michigan Strategic Fund (United Methodist Retirement Community, Inc.), Limited Obligation Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2034	509,327
250,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 5.000%, 6/1/2025	264,469
200,000	Northern Michigan University, General Revenue Refunding Bonds (Series 2021), 5.000%, 6/1/2028	227,145
500,000	Northview Michigan Public School District, UT GO Refunding Bonds, (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 11/1/2025	541,602
500,000	Oakland-Macomb Interceptor Drain Drainage District, LT GO Bonds (Series 2020A), 5.000%, 7/1/2025	542,944
500,000	Owosso, MI, UT GO Refunding Bonds (Series 2021), (Assured Guaranty Municipal Corp. GTD), 4.000%, 5/1/2025	523,221
510,000	Port Huron, MI, LT GO Refunding Bonds (Series 2021), (Build America Mutual Assurance INS), 4.000%, 10/1/2024	530,078
1,000,000	Romulus, MI Community Schools, UT GO Refunding Bonds (Series 2021A), (Michigan School Bond Qualification and Loan Program GTD), 4.000%, 5/1/2025	1,046,154
1,000,000	Royal Oak, MI Hospital Finance Authority (Beaumont Health Credit Group), Hospital Revenue Refunding Bonds (Series 2014D), 5.000%, 9/1/2023	1,041,282
500,000	Saginaw, MI City School District, UT GO School Building and Site Bonds (Series 2021), (Michigan School Bond Qualification and Loan Program GTD), 4.000%, 5/1/2027	539,600
1,070,000	Saginaw, MI Water Supply System, Water Supply System Revenue Refunding Bonds (Series 2021), (Assured Guaranty Municipal Corp. INS), 4.000%, 7/1/2026	1,133,475
500,000	South Lyon, MI Community School District, School Building and Site UT GO Bonds (Series 2020-I), 4.000%, 11/1/2026	535,819
1,085,000	Southfield, MI Library Building Authority, Refunding LT GO Bonds, 5.000%, 5/1/2026	1,174,385
1,000,000	Southfield, MI, UT GO 2018 Street Improvement Bonds, 4.000%, 5/1/2029	1,065,721
250,000	University of Michigan (The Regents of), General Revenue Bonds (Series 2014A), 5.000%, 4/1/2024	264,089
1,000,000	University of Michigan (The Regents of), General Revenue Bonds (Series 2017A), 5.000%, 4/1/2027	1,126,102

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$2,000,000		University of Michigan (The Regents of), Revenue Bonds (Series 2018A), 4.000%, 4/1/2033	$2,132,042
500,000		Utica, MI Community Schools, School Building & Site & Refunding UT GO Bonds (Series 2015), (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 5/1/2029	538,982
1,000,000		Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2015F), 5.000%, 12/1/2027	1,071,471
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $60,561,406)	59,933,619
	[1]	SHORT-TERM MUNICIPALS—4.1%
		Michigan—4.1%
1,000,000		Green Lake Township, MI (Interlochen Center) Daily VRDNs, (BMO Harris Bank, N.A. LOC), 0.620%, 6/1/2022	1,000,000
1,100,000		Michigan State Strategic Fund (Henry Ford Museum & Greenfield Village) Daily VRDNs, (Comerica Bank LOC), 0.670%, 6/1/2022	1,100,000
500,000		Michigan Strategic Fund (Air Products & Chemicals, Inc.), (Series 2007) Daily VRDNs, 0.550%, 6/1/2022	500,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $2,600,000)	2,600,000
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $63,161,406)	62,533,619
		OTHER ASSETS AND LIABILITIES - NET—0.3%[2]	186,451
		TOTAL NET ASSETS—100%	$62,720,070
Securities that are subject to the federal alternative minimum tax (AMT) represent 4.3% of the Fund's portfolio as calculated based upon total market value.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2022, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
GO	—General Obligation
GTD	—Guaranteed
INS	—Insured
LOC	—Letter of Credit
LT	—Limited Tax
PRF	—Pre-refunded
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes